Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2024

	Shares	Value
Common Stocks - 91.07%

Aerospace & Defense - 1.61%
AerSale Corp. (a)	42,199	302,989
		302,989

Banks - 5.30%
First Internet Bancorp	15,044	522,629
Hingham Institution for Savings	2,052	357,992
		880,620

Building Products - 0.96%
Masterbrand, Inc. (a)	9,666	181,141
		181,141

Capital Markets - 10.47%
180 Degree Capital Corp. (a)	43,812	187,953
Diamond Hill Investment Group, Inc. Class A	1,418	218,613
Donnelley Financial Solutions, Inc. (a)	1,128	69,947
Heritage Global, Inc. (a)	146,135	385,796
Newtek Business Services Corp.	40,289	443,179
Silvercrest Asset Management Group, Inc.	42,400	670,344
		1,975,833

Commercial Services & Supplies - 2.78%
Perma-Fix Environmental Services, Inc. (a)	44,081	524,123
		524,123

Communication Equipment - 3.04%
Aviat Networks, Inc. (a)	14,945	572,991
		572,991

Construction & Engineering - 3.28%
Concrete Pumping Holdings, Inc. (a)	29,102	229,906
Orion Group Holdings, Inc. (a)	37,335	306,147
Sterling Construction Co., Inc. (a)	743	81,960
		618,013

Consumer Discretionary - 0.47%
Sturm, Ruger & Co., Inc.	1,941	89,577
		89,577

Diversified Financial Services - 1.78%
TIPTREE, Inc. (a)	19,423	335,629
		335,629

Electronic Equipment, Instruments & Components - 3.72%
Allient, Inc.	4,551	162,380
Iteris, Inc. (a)	42,239	208,661
Richardson Electronics Ltd.	35,893	330,575
		701,615

Equity Real Estate Investment Trusts - 2.00%
Postal Realty Trust, Inc.	24,214	346,744
		346,744

Health Care Providers & Services - 2.11%
Joint Corp. (a)	30,471	397,951
		397,951

Household Durables - 1.94%
Flexsteel Industries, Inc.	9,825	366,473
		366,473

IT Services - 4.13%
International Money Express, Inc. (a)	34,126	779,097
		779,097

Insurance - 6.93%
American Coastal Insurance Corp. (a)	41,796	446,799
Crawford & Co.	91,280	860,770
		1,307,570

Leisure Products - 2.86%
Smith & Wesson Brands, Inc.	31,074	539,445
		539,445

Machinery - 1.38%
Hurco Companies, Inc.	12,902	260,104
		260,104

Marine - 4.49%
Eagle Bulk Shipping, Inc.	5,775	360,764
Genco Shipping & Trading Ltd.	23,893	485,745
		846,509

Metals & Mining -0.36%
Endeavour Silver Corp. (a)	27,796	66,988
		66,988

Oil, Gas & Consumable Fuels - 12.89%
Adams Resources & Energy, Inc.	12,853	372,737
Alto Ingredients, Inc. (a)	126,671	276,143
Pason Systems, Inc.	26,994	311,781
Teekay Tankers Ltd. (a)	3,981	232,530
Unit Corp.	11,769	435,453
Vaalco Energy, Inc. (a)	115,090	802,177
		2,430,821

Personal Products - 2.28%
Nature's Sunshine Products, Inc. (a)	20,725	430,458
		430,458

Professional Services - 4.04%
Acacia Research Corp. (a)	39,990	213,147
BG Staffing, Inc.	52,655	548,139
		761,285

Real Estate Management & Development - 0.4%
LuxUrban Hotels, Inc (a)	54,198	74,793
		74,793

Semiconductors & Semiconductor Equipment - 2.02%
Amtech Systems, Inc. (a)	46,779	253,074
AXT, Inc. (a)	27,683	127,065
		380,139

Software - 0.64%
Intellicheck, Inc. (a)	34,939	121,588
		121,588

Specialty Retail - 0.26%
America's Car-Mart, Inc. (a)	765	48,861
		48,861

Technology Harware, Storage & Peripheral Total - 2.01%
CoreCard Corp. (a)	11,929	131,815
Immersion Corp.	33,187	248,239
		380,054

Textiles, Apparel, & Luxury Goods - 6.59%
Culp, Inc. (a)	51,652	247,930
Lakeland Industries, Inc. (a)	31,372	574,108
Movado Group, Inc. (a)	15,104	421,855
		1,243,892

Thrifts & Mortgage Finance - 0.4%
Federal Agricultural Mortgage Corp.	383	75,405
		75,405

Trading Companies & Distributors - 1.21%
Karat Packaging Co.	7,986	228,479
		228,479

TOTAL COMMON STOCKS (Cost $14,600,512)		17,269,189

Warrant - 0.00%
Zagg/Cvr.Us	71,453	-
Household Durables - 0.00%

TOTAL WARRANT (Cost $0)		-

Money Market Funds - 8.46%
First American Funds Government Obligation Class Y 4.94% (b)	1,595,227	1,595,227
		1,595,227

TOTAL MONEY MARKET FUNDS (Cost $1,595,227)		1,595,227

TOTAL INVESTMENTS (Cost $16,195,739) - 100%		18,864,416

Liabilities In Excess of Other Assets		(474)

TOTAL NET ASSETS - 100.00%		$ 18,863,942

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2024.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 18,864,416	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	$ - 0 -	- 0 -
Total	$ 18,864,416	- 0 -